Borrowings - Summary of Long-term Borrowings and Bonds (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	¥ 31,137	¥ 32,506
Long-term bank borrowings [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	1,828	4,528
Long-term bank borrowings [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	870	1,469
Long-term bank borrowings [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	3,073	3,566
Guaranteed bonds [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	7,796	7,795
Guaranteed bonds [member] | SGD [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	2,585	2,498
Guaranteed bonds [member] | JPY [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	3,197	3,084
Guaranteed bonds [member] | KRW [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	1,791	732
Unsecured bonds [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	9,997	8,500
Unsecured bonds [member] | KRW [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	¥ 0	¥ 334